united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/15

Item 1. Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 88.8%
	COUNTRY FUNDS - 38.7%
27,070	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)	$ 1,245,491
37,446	iShares Currency Hedged MSCI Eurozone ETF	1,036,880
40,675	iShares MSCI EAFE Small-Cap ETF (a)	2,075,239
51,179	iShares MSCI Hong Kong ETF (a)	1,154,598
29,892	iShares MSCI Ireland Capped ETF (a)	1,168,179
104,265	iShares MSCI Italy Capped ETF	1,552,506
309,879	iShares MSCI Japan ETF	3,969,550
65,402	iShares MSCI Netherlands ETF	1,680,177
46,804	iShares MSCI Switzerland Capped ETF	1,532,831
26,764	SPDR S&P China ETF	2,380,390
68,312	WisdomTree Japan Hedged Equity Fund	3,907,446
12,123	WisdomTree Japan SmallCap Dividend Fund	685,556
		22,388,843
	LARGE-CAP FUNDS - 31.7%
19,375	iShares Micro-Cap ETF (a)	1,579,644
36,105	iShares Russell 2000 ETF	4,508,070
35,497	iShares Russell 2000 Growth ETF (a)	5,487,126
48,382	iShares Russell Mid-Cap Growth ETF (a)	4,685,797
9,017	iShares S&P 500 Growth ETF	1,026,675
24,514	iShares U.S. Broker-Dealers ETF (a)	1,074,694
		18,362,006
	SECTOR FUNDS - 18.4%
10,321	Consumer Discretionary Select Sector SPDR Fund	789,350
13,728	First Trust Dow Jones Internet Index Fund * (a)	922,522
14,142	Health Care Select Sector SPDR Fund (a)	1,052,023
1,446	iShares Nasdaq Biotechnology ETF	533,531
16,610	iShares North American Tech-Multimedia Networking ETF (a)	632,675
4,737	iShares U.S. Healthcare Providers ETF (a)	677,154
3,780	iShares U.S. Pharmaceuticals ETF	660,139
9,658	Powershares Dynamic Media Portfolio	259,993
6,101	Powershares QQQ Trust Series 1	653,234
29,926	SPDR S&P Bank ETF (a)	1,085,117
41,538	SPDR S&P Homebuilders ETF (a)	1,521,122
5,764	SPDR S&P Insurance ETF	392,413
33,988	SPDR S&P Regional Banking ETF (a)	1,500,910
		10,680,183

	TOTAL EXCHANGE TRADED FUNDS (Cost - $50,052,617)	51,431,032

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Shares		Value
	MUTUAL FUNDS - 9.8%
	ASSET ALLOCATION - 9.8%
862,339	Navigator Sentry Managed Volatility Fund - Class I #*	$ 5,656,943
	TOTAL MUTUAL FUNDS (Cost - $6,772,786)

	SHORT-TERM INVESTMENTS - 38.4%
	MUTUAL FUND - 38.4%
21,424,268	Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%+ (b)	21,424,268
825,646	Milestone Treasury Obligations Fund, Institutional Class, 0.01%+	825,646
	TOTAL SHORT-TERM INVESTMENTS (Cost - $22,249,914)	22,249,914

	TOTAL INVESTMENTS - 137.0% (Cost - $79,075,317) (c)	$ 79,337,889
	LIABILITIES IN EXCESS OF OTHER ASSETS- (37.0) %	(21,444,175)
	NET ASSETS - 100.0%	$ 57,893,714

ETF - Exchange-Traded Fund
*Non-income producing.
# Affiliated Security.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $20,924,537 at June 30, 2015.
(b) Security purchased with cash proceeds of securities lending collateral.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $79,075,317 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,821,882
	Unrealized depreciation:	(1,559,310)
	Net unrealized appreciation:	$ 262,572

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Principal Amount		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 80.5%
	MUNICIPAL - 80.5%
	CALIFORNIA - 4.3%
$ 1,000,000	City of Oakland, CA	4.000	1/15/2039	$ 998,480
525,000	Torrance Unified School District	4.000	8/1/2030	559,104
920,000	Torrance Unified School District	4.000	8/1/2031	973,811
580,000	Torrance Unified School District	4.000	8/1/2031	613,924
				3,145,319
	COLORADO - 2.8%
2,000,000	University of Colorado	4.000	6/1/2031	2,091,560

	FLORIDA - 2.5%
665,000	City of Orlando, FL - 144A	5.000	11/1/2039	860,477
850,000	County of Broward, FL Airport System Revenue	5.500	10/1/2031	991,857
				1,852,334
	IDAHO - 1.5%
1,000,000	Twin Falls County School District No. 411 Twin Falls	4.750	9/15/2039	1,090,900

	ILLINOIS - 1.0%
100,000	City of Chicago, Il	5.000	1/1/2019	100,333
600,000	Cook County Community College District No. 508	5.125	12/1/2038	642,000
				742,333
	KANSAS - 3.5%
1,500,000	University of Kansas Hospital Authority	4.000	9/1/2040	1,479,315
1,000,000	Wyandette County-Kansas City Unified Government Utility System Revenue	5.000	9/1/2044	1,085,540
				2,564,855
	LOUISIANA - 2.2%
1,000,000	City of New Orleans, LA Sewerage Service Revenue	5.000	6/1/2044	1,091,470
500,000	City of New Orleans, LA Water System Revenue	5.000	12/1/2029	561,765
				1,653,235
	MICHIGAN - 1.4%
1,000,000	Michigan Finance Authority	5.000	7/1/2039	1,054,000

	MISSOURI - 4.2%
3,000,000	City of Springfield, MO Public Utility Revenue	4.000	8/1/2031	3,121,140

	NEBRASKA - 2.2%
1,500,000	Nebraska Public Power District	5.000	1/1/2040	1,631,355

	NEW JERSEY - 6.7%
500,000	Casino Reinvestment Development Authority	5.250	11/1/2039	516,330
500,000	Casino Reinvestment Development Authority	5.250	11/1/2044	512,555
1,215,000	New Jersey Economic Development Authority	5.000	6/15/2033	1,293,331
1,000,000	New Jersey State Turnpike Authority	5.000	1/1/2029	1,117,570
1,500,000	New Jersey Transportation Trust Fund Authority	5.125	6/15/2029	1,555,485
				4,995,271
Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Principal Amount		Coupon Rate (%)	Maturity	Value
	NEW YORK - 20.3%
$ 1,820,000	County of Nassau, NY	5.000	10/1/2028	$ 2,067,611
2,000,000	Metropolitan Transportation Authority	5.000	11/15/2043	2,171,880
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	2/1/2042	2,211,720
3,750,000	New York City Water & Sewer System	5.000	6/15/2045	4,139,212
3,000,000	New York State Dormitory Authority	5.000	3/15/2041	3,321,600
1,000,000	New York State Urban Development Corp.	5.000	3/15/2030	1,132,750
				15,044,773
	NORTH CAROLINA - 1.4%
1,000,000	University of North Carolina at Charlotte	4.000	4/1/2034	1,030,070

	PENNSYLVANIA - 10.7%
2,950,000	Northeastern School District/York County	5.000	3/1/2030	3,352,262
1,240,000	Philadelphia Gas Works Co.	5.250	8/1/2040	1,364,149
1,745,000	Tredyffrin Easttown School District	5.000	2/15/2035	1,957,122
1,280,000	West Mifflin Sanitary Sewer Municipal Authority	4.000	8/1/2035	1,271,232
				7,944,765
	RHODE ISLAND - 2.3%
1,500,000	Rhode Island Clean Water Finance Agency	5.000	10/1/2036	1,688,790

	TEXAS - 7.4%
500,000	Port Arthur Independent School District	4.000	2/15/2031	522,730
1,500,000	San Antonio Independent School District	4.000	2/15/2030	1,574,460
3,000,000	State of Texas	5.000	10/1/2044	3,380,130
				5,477,320
	WASHINGTON - 6.1%
1,500,000	City of Seattle, Washington	4.000	5/1/2030	1,570,365
2,500,000	State of Washington	5.000	7/1/2027	2,953,125
				4,523,490

	TOTAL BONDS & NOTES (Cost - $59,814,496)			59,651,510

Shares
	MUTUAL FUNDS - 6.1%
	CLOSED-END FUNDS - 6.1%
330,000	BlackRock MuniYield Quality Fund III, Inc.			4,537,500
	TOTAL MUTUAL FUNDS (Cost - $4,659,349)

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Contracts ^				Value
	OPTIONS PURCHASED* - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
200	US 10 Year Future September 2015, Strike Price $131.5, Expiration Date 8/21/2015			$ 25,000
100	US 10 Year Future September 2015, Strike Price $132, Expiration Date 8/21/2015			10,937
150	US Bond Future September 2015, Strike Price $166, Expiration Date 8/21/2015			32,813
	TOTAL CALL OPTIONS PURCHASED (Cost - $96,094)			68,750

	PUT OPTIONS PURCHASED - 0.0%
20	US Bond Future September 2015, Strike Price $143, Expiration Date 8/21/2015			13,437
	TOTAL PUT OPTIONS PURCHASED (Cost - $16,875)

	TOTAL OPTIONS PURCHASED (Cost - $112,969)			82,187	(b)

Shares
	SHORT-TERM INVESTMENTS - 6.0%
	MONEY MARKET FUND - 6.0%
4,448,619	Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, Class I, 0.01%+			4,448,619
	(Cost - $4,448,619)

	TOTAL INVESTMENTS - 92.7% (Cost - $69,035,433) (a)			$68,719,816
	CASH AND OTHER ASSETS LESS LIABILITIES - 7.3%			5,407,256
	NET ASSETS - 100.0%			$74,127,072

* Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
^ Each option contract allows the holder the option to purchase 1 underlying futures contract.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  The aggregate value of such securities is $860,477 or 1.2% of net assets.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $69,048,754 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
			Unrealized appreciation:	$ 535,052
			Unrealized depreciation:	(863,990)
		Net unrealized depreciation:		$ (328,938)

Number of				Unrealized
Short Contracts				Appreciation (b)
	FUTURES CONTRACTS
308	US 10-Year Treasury Notes, expiring September 2015			$ 341,237
	(Underlying face amount at value $38,860,976)
137	US Long Bonds, expiring September 2015			527,696
	(Underlying face amount at value $20,665,628)
75	Fixed Rate 10-Year Interest Rate Swaps, expiring September 2015			162,890
	(Underlying face amount at value $7,653,525)
	TOTAL FUTURES CONTRACTS			$ 1,031,823

(b) Amount subject to interest rate contract risk.

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Contracts ^			Value
	OPTIONS PURCHASED* - 37.5% (a)(b)
	CALL OPTIONS PURCHASED - 7.6%
9,000	iPath S&P 500 VIX Short-Term Futures ETN, Strike Price $18, Expiration Date July 2015		$ 2,169,000
5,000	iPath S&P 500 VIX Short-Term Futures ETN, Strike Price $20, Expiration Date July 2015		820,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,797,587)		2,989,000

	PUT OPTIONS PURCHASED - 29.9%
2,200	S&P 500 Index, Strike Price $2,060, Expiration Date August 2015		11,671,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,264,508)

	TOTAL OPTIONS PURCHASED (Cost - $9,062,095)		14,660,000
Shares
	SHORT-TERM INVESTMENTS - 78.7%
	MONEY MARKET FUND - 78.7%
30,750,672	Milestone Treasury Obligations Fund, Institutional Class, 0.01%+		30,750,672
	(Cost - $30,750,672)

	TOTAL INVESTMENTS - 116.2% (Cost - $39,812,767) (a)		$ 45,410,672
	OPTION CONTRACTS WRITTEN (Premiums Received - $5,454,057) - (24.5) %		(9,584,000)
	CASH AND OTHER ASSETS LESS LIABILITIES - 8.3%		3,232,062
	NET ASSETS - 100.0%		$ 39,058,734

Contracts ^
	OPTIONS CONTRACTS WRITTEN* - (24.5) % (a)(b)
	CALL OPTION CONTRACTS WRITTEN - (11.8) %
(9,000)	iPath S&P 500 VIX Short-Term Futures ETN, Strike Price $16.50, Expiration Date July 2015		(3,438,000)
(5,000)	iPath S&P 500 VIX Short-Term Futures ETN, Strike Price $18.50, Expiration Date July 2015		(1,185,000)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $2,818,565)		(4,623,000)

	PUT OPTION CONTRACTS WRITTEN - (12.7) %
(2,200)	S&P 500 Index, Strike Price $1,940, Expiration Date August 2015		(4,961,000)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $2,635,492)

	TOTAL OPTIONS WRITTEN (Premiums Received - $5,454,057)		(9,584,000)

*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
^ Each option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes, including written options is
$35,872,226 and differs from value by net unrealized appreciation/(depreciation) of securities and options written as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	(45,554)
	Net unrealized depreciation:		$ (45,554)

(b) Amount subject to equity contract risk.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Shares		Value
	EXCHANGE-TRADED FUNDS - 9.5%
	DEBT FUND - 9.5%
160,000	iShares iBoxx $ High Yield Corporate Bond ETF (a)	$ 14,208,000
370,000	SPDR Barclays High Yield Bond ETF (a)	14,219,100
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $28,850,764)	28,427,100

	MUTUAL FUNDS - 79.3%
	DEBT FUND - 79.3%
3,094,602	AllianceBernstein High Income Fund - Class Y	27,356,284
7,434,228	BlackRock High Yield Portfolio - Institutional Shares	58,433,037
1,035,197	Deutsche High Income Fund - Institutional Class	4,906,832
1,498,072	Invesco High Yield Fund - Class Y	6,441,709
5,301,635	Lord Abbett High Yield Fund - Institutional Shares	40,133,379
4,082,186	Navigator Duration Neutral Bond Fund - Class I #	41,434,185
6,463,282	Neuberger Berman High Income Bond Fund - Institutional Shares	57,393,946
	TOTAL MUTUAL FUNDS (Cost - $238,762,565)	236,099,372

	SHORT-TERM INVESTMENTS - 17.2%
	MONEY MARKET FUND - 17.2%
28,892,971	Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%+ (b)	28,892,971
22,271,258	Milestone Treasury Obligations Fund, Institutional Class, 0.01%+	22,271,258
	TOTAL SHORT-TERM INVESTMENTS (Cost $51,164,229)	51,164,229

	TOTAL INVESTMENTS - 106.0% (Cost - $318,777,558) (c)	$ 315,690,701
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0) %	(17,752,646)
	NET ASSETS - 100.0%	$ 297,938,055

Number of Contracts			Unrealized Depreciation (d)
FUTURE CONTRACTS
118	U.S. 5 Year Treasury Notes (CBT), September 2015		$ (12,909)
(Underlying face amount $14,072,444)
	TOTAL FUTURE CONTRACTS		$ (12,909)

ETF - Exchange-Traded Fund
# Affiliated Security.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $28,267,483 at June 30, 2015.
(b) Security purchased with cash proceeds of securities lending collateral.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is
$318,856,945 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	(3,166,244)
		Net unrealized depreciation:	$ (3,166,244)
(d) Amount subject to interest rate contract risk.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015
Unrealized
Depreciation (4)
CREDIT DEFAULT SWAP CONTRACTS
Credit Default Swap to Sell Protection (1) CDX.NA.HY.S24 V1 Maturity 6/20/20 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $5,742,000) (2)
$ (67,390)
Credit Default Swap to Sell Protection (1) CDX.NA.HY.S24 V1 Maturity 6/20/20 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $43,857,000) (2)
(100,377)
UNREALIZED DEPRECIATION FROM CREDIT DEFAULT SWAP CONTRACTS	$ (167,767)	(3)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) Consists of premium paid of $3,250,704 and current asset value of $3,082,937. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liablity (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement.

(4) Amount subject to credit contract risk.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The following is a summary of significant accounting policies followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts –  The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives.  The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps, the unrealized appreciation (depreciation) on futures and the value of options disclosed in the Portfolio of Investments at June 30, 2015 are a reflection of the volume of derivative activity for the Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2015  for the Funds' assets and liabilities measured at fair value:

Navigator Equity Hedged Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 51,431,032	$ -	$ -	$ 51,431,032
Mutual Funds	5,656,943	-	-	$ 5,656,943
Short Term Investments	22,249,914	-	-	$ 22,249,914
Total	$ 79,337,889	$ -	$ -	$ 79,337,889

Navigator Duration Neutral Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 59,651,510	$ -	$ 59,651,510
Mutual Funds	4,537,500	-	-	$ 4,537,500
Options Purchased	82,187	-	-	$ 82,187
Short Term Investments	4,448,619	-	-	$ 4,448,619
Future Contracts*	1,031,823	-	-	$ 1,031,823
Total	$ 10,100,129	$ 59,651,510	$ -	$ 69,751,639

Navigator Sentry Managed Volatility Fund
Assets	Level 1	Level 2	Level 3	Total
Options Purchased	$ 2,989,000	$ 11,671,000	$ -	$ 14,660,000
Short Term Investments	30,750,672	-	-	$ 30,750,672
Total	$ 33,739,672	$ 11,671,000	$ -	$ 45,410,672

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ (4,623,000)	$ (4,961,000)	$ -	$ (9,584,000)
Total	$ (4,623,000)	$ (4,961,000)	$ -	$ (9,584,000)

Navigator Tactical Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 28,427,100	-	-	$ 28,427,100
Mutual Funds	$ 236,099,372	$ -	$ -	$ 236,099,372
Short Term Investments	51,164,229	-	-	$ 51,164,229
Total	$ 315,690,701	$ -	$ -	$ 315,690,701

Liabilities	Level 1	Level 2	Level 3	Total
Future Contracts*	$ (12,909)	$ -	$ -	$ (12,909)
Swap Contracts*	-	(167,767)	-	$ (167,767)
Total	$ (12,909)	$ (167,767)	$ -	$ (180,676)

The Funds did not hold any Level 3 securities during the period.
There were no transfers in to and out of Level 1 and Level 2 during the current period presented.
*Cumulative appreciation (depreciation) on futures and swap contracts

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 8/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 8/28/15

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 8/28/15